Annual Total Returns - FidelityAdvisorSmallCapFund-AMCIZPRO - FidelityAdvisorSmallCapFund-AMCIZPRO - Fidelity Advisor Small Cap Fund - Fidelity Advisor Small Cap Fund - Class A	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(1.64%)
Annual Return 2016	8.93%
Annual Return 2017	13.77%
Annual Return 2018	(16.94%)
Annual Return 2019	32.32%
Annual Return 2020	17.17%
Annual Return 2021	31.29%
Annual Return 2022	(20.70%)
Annual Return 2023	18.28%
Annual Return 2024	11.22%